Share-based payments reserve	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Share-based payments reserve

12.	Share-based payments reserve

Share-based compensation expense for the three months ended November 30, 2023 totalled $0.9 million (2022: $0.8 million).

As at November 30, 2023, the Company had 5,225,271 (August 31, 2023 – 3,617,450) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2023 and August 31, 2023	4,986,000	CAD $0.41

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,259,000	2,259,000	October 11, 2026	2.9
C$0.40	95,000	95,000	October 6, 2024	0.9
C$0.43	2,065,000	2,065,000	September 29, 2026	2.8
C$0.43	467,000	467,000	October 6, 2024	0.9
C$0.35	100,000	100,000	January 2, 2027	3.1
C$0.41(1)	4,986,000	4,986,000		2.6 (1)

(1)	Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – November 30, 2023 and August 31, 2023	10,450,000	$0.49

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	2,950,000	August 17, 2027	3.7
USD $0.45	3,075,000	615,000	August 28, 2028	4.8
USD $0.49(1)	10,450,000	3,565,000		4.0(1)

For the three months ended November 30, 2023, share-based compensation expense related to stock options totalled $0.2 million (2022 – $0.1 million).

b)	Restricted Share Units:

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2023	3,473,077
Vested	(700,000)
Balance – November 30, 2023	2,773,077

For the three months ended November 30, 2023, share-based payment expenses related to RSUs totalled $0.5 million (2022 - $0.2 million).